Income tax - Reconciliation of effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Profit (loss) for the year	$ (2,687.9)	$ 4,629.0	$ 4,649.1
Income taxes	(127.6)	1,398.3	1,010.4
Profit (loss) excluding income taxes	(2,815.5)	6,027.3	5,659.5
Income tax using the domestic corporation tax rate	(647.6)	1,386.3	1,301.7
Current year losses and other temporary differences for which no deferred tax asset was recognized	488.7	2.3
Utilization of carried forward tax losses for which no deferred tax assets were recognized			(287.5)
Effect of tax rates in foreign jurisdictions	7.4	0.4	1.2
Non-deductible expenses	5.8	7.3	5.9
Effect of different tax rates on specific gains	15.2	3.8	(7.6)
Effect of share of profits of associates	1.8	0.2	(0.9)
Other	1.1	(2.0)	(2.4)
Total income taxes in income statements	$ (127.6)	$ 1,398.3	$ 1,010.4